N-2	12 Months Ended
Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0000884152
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco Municipal Opportunity Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
During the Trust’s most recent fiscal year, there were no material changes in the Trust’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Trust. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Investment Objective
The investment objective of Invesco Municipal Opportunity Trust (the “Trust”) is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. The investment objective is fundamental and may not be changed without approval of a majority of the Trust’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Policies of the Trust
Under normal market conditions, at least 80% of the Trust’s net assets will be invested in municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Trust and may not be changed without approval of a majority of the Trust’s outstanding voting securities, as defined in the 1940 Act. Under normal market conditions, the Trust’s investment adviser, Invesco Advisers, Inc. (the “Adviser”), seeks to achieve the Trust’s investment objective by investing at least 80% of the Trust’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated
BBB-
or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Ratings (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. Under normal market conditions, the Trust may invest up to 20% of its net assets in municipal securities rated below investment grade or that are unrated but determined by the Adviser to be of comparable quality at the time of purchase. Lower-grade securities are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities. The Trust may invest in securities that are in default or rated in categories lower than
B-
by S&P or B3 by Moody’s or unrated securities of comparable quality as part of the foregoing 20% limitation on below investment grade securities. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
†
 The Trust may invest all or a substantial portion of its total assets in municipal securities that may subject certain investors to the federal alternative minimum tax and, therefore, a substantial portion of the income produced by the Trust may be taxable for such investors under the federal alternative minimum tax. Accordingly, the Trust may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or could become subject to the federal alternative minimum tax as a result of an investment in the Trust.
 The Adviser buys and sells securities for the Trust with a view towards seeking a high level of current income exempt from federal income taxes, subject to reasonable credit risk. As a result, the Trust will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Trust’s portfolio to undue risk. The potential realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
 The Trust may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Trust may not, however, invest more than 25% of its total assets in municipal securities issued for non-governmental
entities that are in the same industry, such as many private activity bonds or industrial development revenue bonds. The Trust has no policy limiting its investments in municipal securities whose issuers are located in the same state. If the Trust were to invest a significant portion of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business or regulatory conditions in that state.
 The Adviser actively manages the Trust’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Trust’s investment policies. In selecting securities for investment, the Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth
credit analysis to evaluate the level of risk it presents. Finally, the Adviser employs leverage in an effort to enhance the Trust’s income and total return.
 Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Trust’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Trust’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Trust. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it ad
vanta
geous to p
urch
ase or sell securities.

Municipal Securities
. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their cities, counties, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The Adviser does not conduct its own analysis of the tax status of the interest paid by municipal securities held by the Trust, but will rely on the opinion of counsel to the issuer of each such instrument.
 The yields of municipal securities depend on, among other things, general market conditions, general conditions of the municipal securities market, size of a particular offering, the maturity of the obligation and rating of the issue. There is no limitation as to the maturity of the municipal securities in which the Trust may invest. The ratings of NRSROs represent their opinions of the quality of the municipal securities they undertake to rate. These ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield. The Adviser may adjust the average maturity of the Trust’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
 The principal types of municipal debt securities purchased by the Trust are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, and health care issues. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
 Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to:

∎
Variable rate securities, which bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest.

∎
Municipal notes, including tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

∎
Variable rate demand notes, which are obligations that contain a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula maintains the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

∎
Municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include non-appropriation
clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.

∎
Private activity bonds, which are issued by, or on behalf of, public authorities to finance privately operated facilities.

∎
Participation certificates, which are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract.

∎
Municipal securities that may not be backed by the faith, credit and taxing power of the issuer.

∎
Municipal securities that are privately placed and that may have restrictions on the Trust’s ability to resell, such as timing restrictions or requirements that the securities only be sold to qualified institutional investors.

∎
Municipal securities that are insured by financial insurance companies.

Derivatives
. The Trust may use derivative instruments, including futures, for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives that the Trust may principally use include futures.

Inverse Floating Rate Interests
. The Trust may invest in inverse floating rate interests for investment purposes and to enhance the yield of the Trust. Inverse floating rate interests are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate interests in which the Trust may invest include derivative instruments such as residual interest bonds, tender option bonds or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by the Trust (the underlying security), and sells two classes of beneficial interests: short term floating rate interests, which are sold to or held by third party investors, and inverse floating residual interests, which are purchased by the Trust. Because the interest rate paid to holders of such interests is generally determined by subtracting the available or floating rate from a predetermined amount, the interest rate paid to holders of such interests will decrease as such variable or floating rate increases and increase as such variable or floating rate decrease. For additional information regarding Inverse Floating Rate Interests, see “Notes to Financial Statements.”

When-Issued and Delayed-Delivery Transactions
. The Trust may purchase municipal securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis, which means that a Trust buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time a Trust enters into the commitment. No income accrues on such securities until the date a Trust actually takes delivery of the securities.

Restricted Securities
. The Trust may invest in securities subject to contractual restrictions on resale.

Rule 144A Securities and Other Exempt Securities
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended.

Preferred Shares
. The Trust may issue preferred shares as leverage. The Trust currently utilizes VMTP Shares as leverage in order to enhance the yield of its common shareholders. For additional information regarding the VMTP Shares, see “Notes to Financial Statements.”

Zero
Coupon/Pay-in-Kind
Securities
. The Trust may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind
securities, when their effective yield over comparable instruments producing cash income makes these investments attractive. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.
Pay-in-kind
securities are debt securities that pay interest through the issuance of additional securities.

Temporary Defensive Strategy
. When market conditions dictate a more defensive investment strategy, the Trust may, on a temporary basis, hold cash or invest a portion or all of its assets in high-quality, short-term municipal securities. If such municipal securities are not available or, in the judgment of the Adviser, do not afford sufficient protection against adverse market conditions, the Trust may invest in taxable instruments. Such taxable securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, other investment grade quality fixed income securities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, repurchase agreements and money market funds (including money market funds affiliated with the Adviser). In taking a defensive position, the Trust would temporarily not be pursuing its principal investment strategies and may not achieve its inve stm
ent objective.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Trust
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Trust can increase during times of significant market volatility. The principal risks of investing in the Trust are:

Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
 Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Trust has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Trust invests.
∎
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension
. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Trust’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Municipal Securities Risk
. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Changing Fixed Income Market
Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Trust, including its operations, universe of potential investment options, and return potential.

Interest Rate Risk
. Interest rate risk is the risk that rising interest rates will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

High Yield Debt Securities (Junk Bond) Risk
. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Trust to a substantial risk of loss.

Medium- and Lower-Grade Municipal Securities Risk
. Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk and management risk. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As such, the Trust’s portfolio may consist of a higher portion of unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, a factor which may make unrated securities less able to be sold at a desirable time or price. These factors may limit the ability of the Trust to sell such securities at their fair value either to raise cash or in response to changes in the economy or the financial markets.

Unrated Securities Risk
. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price.
 In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.

Defaulted Securities Risk
. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Trust will achieve these returns or that the issuer will make an exchange offer. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid.

Defaulted securities and any s
ecu
rities received in an exchange for such securities may be subject to restrictions on resale.

Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.

Income Risk
. The income you receive from the Trust is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Trust may drop as well. The more the Trust invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Trust’s income risk.

Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.

Municipal Issuer Focus Risk
. The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics. From time to time, the Trust’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Trust may find it more difficult to sell such securities at a desirable time or price.

Insurance Risk
. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating was based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Trust against losses caused by declines in a bond’s value due to a change in market conditions.

Alternative Minimum Tax Risk
. Although the interest received from municipal securities generally is exempt from federal income tax, the Trust may invest all or a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Trust could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.

Taxability Risk
. The Trust’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court and after the Trust buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt
should in fact be taxable and the Trust’s dividends with respect to that bond might be subject to federal income tax. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s shareholders to increased federal income tax liabilities. In addition, income from tax-exempt
municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant
conduct of a bond issuer. The value of the Trust’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Inverse Floating Rate Interests Risk
. Inverse floating rate interests (Inverse Floaters) are issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Trust. Such instruments are created by a special purpose trust (a TOB Trust) that holds long-term fixed rate bonds, sold to it by the Trust (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (Floaters), which are sold to other investors, and Inverse Floaters, which are purchased by the Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Trust, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Trust with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Trust, and as short-term interest rates decline, Inverse Floaters produce more income for the Trust. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Trust could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Trust’s investments in Inverse Floaters could negatively impact the Trust’s performance and yield, especially when those Inverse Floaters provide the Trust with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.

Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.

Tobacco Related Bonds Risk
. The Trust may invest in tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (STA Tobacco Bonds).
∎
Tobacco Settlement Revenue Bonds Risk
. Tobacco settlement revenue bonds are secured by payments made under the Master Settlement Agreement (MSA), which provides for annual payments by participating tobacco manufacturers to certain U.S. states and jurisdictions in perpetuity. A number of states and local governments have securitized the future flow of those payments by selling bonds backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Trust, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Accordingly, payments made by tobacco manufacturers could be reduced if there is a significant decrease in tobacco consumption, which could be a result of, among other things, increased regulation or restrictions on cigarette sales or smoking, anti-smoking campaigns, tax increases, price increases or increased competition from other nicotine delivery devices. A market share loss by the MSA companies to non-MSA
participating tobacco manufacturers or issues affecting a tobacco manufacturer, such as bankruptcy, could also cause a reduction or delay in bond payments, which could affect the Trust’s net asset value. Because tobacco settlement revenue bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The MSA and tobacco manufacturers have been and continue to be subject to various legal claims and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments.
∎
“Subject to Appropriation” (STA)
Tobacco Bonds Risk
. STA Tobacco Bonds rely on both the revenue from the MSA and a state appropriation pledge. “Government appropriation” or “subject to appropriation” bonds (or “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source (in the case of tobacco bonds, the MSA funds), and (ii) the issuer’s general funds. Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds, which is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.

Investing in U.S. Territories,
Commonwealths and Possessions Risk
. The Trust also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Trust may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
 Certain of the municipalities in which the Trust invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Trust invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. For the past several years, Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. The amount of its outstanding public debt will make it very difficult for Puerto Rico to make full repayment. Certain issuers of Puerto Rico municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. As a result of Puerto Rico’s challenging economic and fiscal environment, certain securities issued by Puerto Rico and its agencies are currently considered below-investment-grade securities. If the economic situation in Puerto Rico persists or worsens, the volatility, liquidity, credit quality and performance of the Trust could be adversely affected. The outcome of the debt restructuring of certain Puerto Rican issuers in which the Trust invests, both within and outside bankruptcy proceedings is uncertain, and could adversely affect the Trust.

Preferred Shares Risk
. The primary risk associated with the Trust’s issuance of preferred shares, such as the VMTP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VMTP Shares, see “Notes to Financial Statements”.

When-Issued, Delayed Delivery and Forward Commitment Risks
. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Trust is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Trust missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Trust because the Trust commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Trust’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Trust has committed to purchase prior to the time delivery of the securities is made.

Zero Coupon or
Pay-In-Kind
Securities Risk
. Zero coupon and
pay-in-kind
securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying
instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind
securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind
securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.
Pay-in-kind
securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind
securities.

Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Variable-Rate Demand Notes Risk
. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Trust invests, which could make it difficult to dispose of these instruments during periods that the Trust is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Trust to suffer a loss with respect to such instruments.

Repurchase Agreements Risk
. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Trust may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Valuation Risk
. The price the Trust could receive upon the sale of a portfolio investment may differ from the Trust’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Trust. When market quotations are not readily available for Trust investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Trust could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Trust’s net asset value, and it is possible that the Trust could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
 Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Trust has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Trust invests.

Market Disruption Risks Related to Armed Conflict and Geopolitical Tension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
∎
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension
. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Trust’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Securities Risk
. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changing Fixed Income Market
Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Trust, including its operations, universe of potential investment options, and return potential.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

High Yield Debt Securities (Junk Bond) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Debt Securities (Junk Bond) Risk
. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Trust to a substantial risk of loss.

Medium and Lower Grade Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Medium- and Lower-Grade Municipal Securities Risk
. Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk and management risk. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As such, the Trust’s portfolio may consist of a higher portion of unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, a factor which may make unrated securities less able to be sold at a desirable time or price. These factors may limit the ability of the Trust to sell such securities at their fair value either to raise cash or in response to changes in the economy or the financial markets.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unrated Securities Risk
. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price.
 In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Securities Risk
. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Trust will achieve these returns or that the issuer will make an exchange offer. The Trust will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid.

Defaulted securities and any s
ecu
rities received in an exchange for such securities may be subject to restrictions on resale.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk
. The income you receive from the Trust is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Trust may drop as well. The more the Trust invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Trust’s income risk.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.

Municipal Issuer Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Issuer Focus Risk
. The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics. From time to time, the Trust’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Trust may find it more difficult to sell such securities at a desirable time or price.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Risk
. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating was based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Trust against losses caused by declines in a bond’s value due to a change in market conditions.

Alternative Minimum Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Minimum Tax Risk
. Although the interest received from municipal securities generally is exempt from federal income tax, the Trust may invest all or a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Trust could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxability Risk
. The Trust’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court and after the Trust buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt
should in fact be taxable and the Trust’s dividends with respect to that bond might be subject to federal income tax. As a result, the treatment of dividends previously paid or to be paid by the Trust as “exempt-interest dividends” could be adversely affected, subjecting the Trust’s shareholders to increased federal income tax liabilities. In addition, income from tax-exempt
municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant
conduct of a bond issuer. The value of the Trust’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Trust’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Inverse Floating Rate Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inverse Floating Rate Interests Risk
. Inverse floating rate interests (Inverse Floaters) are issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Trust. Such instruments are created by a special purpose trust (a TOB Trust) that holds long-term fixed rate bonds, sold to it by the Trust (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (Floaters), which are sold to other investors, and Inverse Floaters, which are purchased by the Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Trust, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Trust with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Trust, and as short-term interest rates decline, Inverse Floaters produce more income for the Trust. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Trust could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Trust’s investments in Inverse Floaters could negatively impact the Trust’s performance and yield, especially when those Inverse Floaters provide the Trust with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.

Tobacco Related Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tobacco Related Bonds Risk
. The Trust may invest in tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (STA Tobacco Bonds).
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Tobacco Settlement Revenue Bonds Risk
. Tobacco settlement revenue bonds are secured by payments made under the Master Settlement Agreement (MSA), which provides for annual payments by participating tobacco manufacturers to certain U.S. states and jurisdictions in perpetuity. A number of states and local governments have securitized the future flow of those payments by selling bonds backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Trust, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Accordingly, payments made by tobacco manufacturers could be reduced if there is a significant decrease in tobacco consumption, which could be a result of, among other things, increased regulation or restrictions on cigarette sales or smoking, anti-smoking campaigns, tax increases, price increases or increased competition from other nicotine delivery devices. A market share loss by the MSA companies to non-MSA
participating tobacco manufacturers or issues affecting a tobacco manufacturer, such as bankruptcy, could also cause a reduction or delay in bond payments, which could affect the Trust’s net asset value. Because tobacco settlement revenue bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The MSA and tobacco manufacturers have been and continue to be subject to various legal claims and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments.
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“Subject to Appropriation” (STA)
Tobacco Bonds Risk
. STA Tobacco Bonds rely on both the revenue from the MSA and a state appropriation pledge. “Government appropriation” or “subject to appropriation” bonds (or “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source (in the case of tobacco bonds, the MSA funds), and (ii) the issuer’s general funds. Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds, which is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.

Investing in U.S. Territories, Commonwealths and Possessions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in U.S. Territories,
Commonwealths and Possessions Risk
. The Trust also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Trust may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
 Certain of the municipalities in which the Trust invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Trust invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. For the past several years, Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. The amount of its outstanding public debt will make it very difficult for Puerto Rico to make full repayment. Certain issuers of Puerto Rico municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. As a result of Puerto Rico’s challenging economic and fiscal environment, certain securities issued by Puerto Rico and its agencies are currently considered below-investment-grade securities. If the economic situation in Puerto Rico persists or worsens, the volatility, liquidity, credit quality and performance of the Trust could be adversely affected. The outcome of the debt restructuring of certain Puerto Rican issuers in which the Trust invests, both within and outside bankruptcy proceedings is uncertain, and could adversely affect the Trust.

Preferred Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Shares Risk
. The primary risk associated with the Trust’s issuance of preferred shares, such as the VMTP Shares, is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the preferred shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends. For additional information regarding the risks of VMTP Shares, see “Notes to Financial Statements”.

When Issued Delayed Delivery and Forward Commitment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued, Delayed Delivery and Forward Commitment Risks
. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Trust is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Trust missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Trust because the Trust commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Trust’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Trust has committed to purchase prior to the time delivery of the securities is made.

Zero Coupon or Pay In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero Coupon or
Pay-In-Kind
Securities Risk
. Zero coupon and
pay-in-kind
securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying
instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind
securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind
securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.
Pay-in-kind
securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind
securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Variable Rate Demand Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Variable-Rate Demand Notes Risk
. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Trust invests, which could make it difficult to dispose of these instruments during periods that the Trust is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Trust to suffer a loss with respect to such instruments.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements Risk
. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Trust may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk
. The price the Trust could receive upon the sale of a portfolio investment may differ from the Trust’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Trust. When market quotations are not readily available for Trust investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Trust could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Trust’s net asset value, and it is possible that the Trust could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
L.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk
. Interest rate risk is the risk that rising interest rates will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.